United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/13

Date of Reporting Period: Six months ended 04/30/13

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2013
Share Class	Ticker
A	FMUAX
B	FMNBX
C	FMUCX
F	FMUFX
Institutional	FMUIX

Federated Muni and Stock Advantage Fund
Fund Established 2003

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2012 through April 30, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Tax-Exempt, Fixed Income Securities	52.0%
Equity Securities	44.5%
Derivative Contracts[2,3]	(0.0)%
Cash Equivalents[4]	2.8%
Other Assets and Liabilities—Net[5]	0.7%
TOTAL	100.0%
At April 30, 2013, the Fund's sector composition6 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Health Care	20.7%
Consumer Staples	16.7%
Telecommunication Services	16.4%
Energy	13.3%
Consumer Discretionary	8.4%
Financials	7.7%
Utilities	7.6%
Industrials	4.1%
Information Technology	2.8%
Materials	2.3%
TOTAL	100.0%
Semi-Annual Shareholder Report

At April 30, 2013, the Fund's sector composition7 for its tax-exempt securities was as follows:
Sector Composition	Percentage of Municipal Securities
Transportation	18.5%
Special Tax	13.3%
Hospital	11.8%
Water and Sewer	9.9%
General Obligation—State	9.7%
Public Power	7.0%
Pre-refunded	6.4%
Industrial Revenue	5.8%
Senior Care	5.5%
Education	5.3%
Other[8]	6.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash equivalents include any investments in tax-exempt, variable rate instruments.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
7	Sector classifications and the assignment of holding to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third party including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
8	For purposes of this table, sector classifications constitute 93.2% of the Fund's total investments in tax-exempt securities. Remaining tax-exempt security sectors have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2013 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—44.5%
	Consumer Discretionary—3.8%
53,145	Corus Entertainment, Inc., Class B	$1,305,084
214,740	Gannett Co., Inc.	4,329,158
26,700	Garmin Ltd.	936,636
76,325	Meredith Corp.	2,962,937
77,205	National CineMedia, Inc.	1,253,809
449,580	Regal Entertainment Group	8,065,465
29,940	Six Flags Entertainment Corp.	2,181,728
99,170	Staples, Inc.	1,313,011
	TOTAL	22,347,828
	Consumer Staples—7.4%
264,335	Altria Group, Inc.	9,650,871
67,510	Heinz (H.J.) Co.	4,889,074
69,750	Kimberly-Clark Corp.	7,197,502
225,315	Lorillard, Inc.	9,663,760
23,920	Philip Morris International Inc.	2,286,513
208,700	Reynolds American, Inc.	9,896,554
11,850	Universal Corp.	681,968
	TOTAL	44,266,242
	Energy—5.9%
98,295	ARC Resources Ltd.	2,747,518
70,199	Baytex Energy Corp.	2,773,956
89,230	Bonavista Energy Corp.	1,412,694
48,990	BP PLC, ADR	2,135,964
93,680	ConocoPhillips	5,662,956
84,785	Crescent Point Energy Corp.	3,238,401
86,315	ENI S.p.A, ADR	4,126,720
69,550	Royal Dutch Shell PLC	4,727,313
90,500	Total SA, ADR	4,546,720
74,894	Vermilion Energy Inc.	3,843,387
	TOTAL	35,215,629
	Financials—3.4%
22,100	Bank of Hawaii Corp.	1,053,949
65,545	Bank of Montreal	4,110,327
148,420	Hudson City Bancorp, Inc.	1,233,370
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Financials—continued
94,220	Mercury General Corp.	$4,306,796
249,565	Sun Life Financial Services of Canada	7,035,237
67,955	Validus Holdings Ltd.	2,623,743
	TOTAL	20,363,422
	Health Care—9.2%
78,970	AbbVie Inc.	3,636,568
65,205	AstraZeneca Group PLC, ADR	3,385,444
13,000	Bayer AG, ADR	1,359,670
200,715	Bristol-Myers Squibb Co.	7,972,400
163,250	GlaxoSmithKline PLC, ADR	8,430,230
49,680	Johnson & Johnson	4,234,226
148,415	Lilly (Eli) & Co.	8,219,223
161,385	Merck & Co., Inc.	7,585,095
302,390	Pfizer, Inc.	8,790,477
92,100	Warner Chilcott PLC	1,324,398
	TOTAL	54,937,731
	Industrials—1.9%
85,940	Deluxe Corp.	3,277,752
131,840	Donnelley (R.R.) & Sons Co.	1,622,951
213,160	General Electric Co.	4,751,336
104,290	Pitney Bowes, Inc.	1,425,644
	TOTAL	11,077,683
	Information Technology—1.2%
52,185	CA, Inc.	1,407,429
61,990	Intel Corp.	1,484,661
10,505	KLA-Tencor Corp.	569,896
46,705	Microsoft Corp.	1,545,936
48,495	SAIC, Inc.	724,515
43,540	Seagate Technology	1,597,918
	TOTAL	7,330,355
	Materials—1.0%
34,950	Barrick Gold Corp.	688,865
89,420	LyondellBasell Industries NV, Class A	5,427,794
	TOTAL	6,116,659
	Telecommunication Services—7.3%
241,970	AT&T, Inc.	9,064,196
150,090	BCE, Inc.	7,033,218
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Telecommunication Services—continued
242,830	CenturyLink, Inc.	$9,123,123
359,800	Frontier Communications Corp.	1,496,768
113,725	Telecom of New Zealand, ADR	1,263,485
223,230	Verizon Communications	12,034,329
112,590	Vodafone Group PLC, ADR	3,444,128
	TOTAL	43,459,247
	Utilities—3.4%
77,160	Ameren Corp.	2,797,050
26,220	American Electric Power Co., Inc.	1,348,495
47,075	DTE Energy Co.	3,430,826
31,100	Integrys Energy Group, Inc.	1,914,516
94,330	National Grid PLC, ADR	6,016,367
10,030	Pinnacle West Capital Corp.	610,827
53,415	PPL Corp.	1,782,993
97,900	Scottish & Southern Energy PLC, ADR	2,382,886
	TOTAL	20,283,960
	TOTAL COMMON STOCKS (IDENTIFIED COST $214,501,836)	265,398,756
	MUNICIPAL BONDS—52.0%
	Alabama—0.8%
$2,000,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 5.750%, 10/01/2030	2,364,820
700,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.000%, 10/01/2040	834,631
1,370,000	Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist Health, AL), Revenue Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024	1,401,373
	TOTAL	4,600,824
	Arizona—0.5%
1,545,000	Apache County, AZ IDA, (Tucson Electric Power Co.), PCRBs (Series 2012A), 4.500%, 03/01/2030	1,606,615
1,250,000	Arizona Transportation Board - Highway Revenue, Subordinated Highway Revenue Bonds (Series 2013A), 5.000%, 07/01/2023	1,568,687
	TOTAL	3,175,302
	California—6.0%
1,000,000	Alameda Corridor Transportation Authority, CA, Tax-Exempt Senior Lien Revenue Refunding Bonds (Series 2013A), 5.000%, 10/01/2023	1,245,720
2,000,000	Alameda Corridor Transportation Authority, CA, Tax-Exempt Senior Lien Revenue Refunding Bonds (Series 2013A), 5.000%, 10/01/2025	2,445,840
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	California—continued
$2,000,000	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2006C-1), 1.09% TOBs Mandatory Tender 5/1/2023	$2,000,140
570,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	599,190
3,000,000	California State, UT GO Bonds, 5.000%, 11/01/2022	3,512,340
2,500,000	California State, Various Purpose Refunding GO Bonds, 5.000%, 02/01/2038	2,800,500
2,500,000	California State, Various Purpose UT GO Bonds (Series 2013), 5.000%, 10/01/2022	3,128,775
2,500,000	California State, Various Purpose UT GO Bonds, 5.000%, 02/01/2043	2,814,050
2,000,000	California Statewide CDA, (Sutter Health), Refunding Revenue Bonds (Series 2011D), 5.250%, 08/15/2031	2,358,640
1,300,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.000%, (Citigroup, Inc. GTD), 11/01/2034	1,835,483
2,000,000	San Diego County, CA Regional Airport Authority, Senior Airport Revenue Bonds (Series 2013A), 5.000%, 07/01/2043	2,247,460
2,550,000	San Diego County, CA Water Authority, Water Revenue Refunding Bonds (Series 2013A), 5.000%, 05/01/2024	3,205,758
3,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.000%, 05/01/2039	3,614,070
2,000,000	San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.000%, 03/01/2031	2,216,960
1,545,000	Yucaipa Valley Water District, CA, Water System Revenue COPs (Series 2004A), 5.250%, (National Public Finance Guarantee Corporation INS), 09/01/2023	1,625,479
	TOTAL	35,650,405
	Colorado—1.3%
2,500,000	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2012A), 5.000%, 12/01/2033	2,668,600
600,000	Colorado Health Facilities Authority, (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), 6.000%, 11/15/2030	682,890
430,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.500%, (United States Treasury and Agency PRF 11/1/2018@100), 11/01/2027	531,312
1,160,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.500%, 11/01/2027	1,363,835
1,231,000	Conservatory Metropolitan District, CO, LT GO Bonds, 6.750%, (United States Treasury PRF 12/1/2013@102), 12/01/2034	1,299,481
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Colorado—continued
$1,000,000	Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, (United States Treasury PRF 12/1/2014@100), 12/01/2033	$1,092,620
	TOTAL	7,638,738
	District of Columbia—1.5%
2,000,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010A), 5.000%, 12/01/2019	2,464,660
5,000,000	District of Columbia, UT GO Bonds (Series 2004A), 5.000%, (United States Treasury PRF 6/1/2015@100), 06/01/2025	5,475,650
1,000,000	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.125%, 07/01/2032	1,128,440
	TOTAL	9,068,750
	Florida—3.4%
1,135,000	Atlantic Beach, FL Health Care Facilities, (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.000%, 11/15/2019	1,319,381
615,000	East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.450%, 05/01/2036	630,824
1,055,000	Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), Revenue Refunding Bonds (Series 2012A), 5.000%, 04/01/2027	1,173,181
3,000,000	Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (National Public Finance Guarantee Corporation INS), 05/01/2027	3,252,780
665,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.000%, 10/01/2021	822,645
1,000,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.000%, 10/01/2029	1,161,250
1,250,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012A), 5.000%, 10/01/2029	1,451,562
1,750,000	Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue Refunding Bonds (Series 2012), 5.000%, 11/15/2029	1,921,132
1,100,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.000%, (Assured Guaranty Corp. INS), 10/01/2023	1,293,171
2,000,000	Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.000%, 07/01/2027	2,332,460
1,000,000	Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.000%, 07/01/2028	1,159,250
200,000	Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 05/01/2020	200,708
1,515,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 05/01/2037	1,511,970
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$1,500,000	Volusia County, FL Education Facility Authority, (Embry-Riddle Aeronautical University, Inc.), Educational Facilities Refunding Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance, Inc. INS), 10/15/2025	$1,578,165
450,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.650%, 05/01/2037	467,456
	TOTAL	20,275,935
	Georgia—2.0%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625%, 01/01/2028	6,074,400
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.250%, 11/01/2034	3,649,230
615,000	Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.600%, 01/01/2030	664,766
1,500,000	DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta, Inc.), RACs (Series 2009), 5.000%, 11/15/2024	1,766,160
	TOTAL	12,154,556
	Guam—0.2%
565,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625%, 12/01/2029	629,082
500,000	Guam Power Authority, Revenue Bonds (Series 2012A), 5.000%, 10/01/2034	553,380
	TOTAL	1,182,462
	Hawaii—0.2%
1,250,000	Hawaii State Department of Budget & Finance, (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.500%, 07/01/2039	1,465,850
	Illinois—2.9%
1,180,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.250%, (National Public Finance Guarantee Corporation INS), 01/01/2026	1,290,141
1,000,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.750%, 01/01/2039	1,175,130
1,390,000	Chicago, IL, UT GO Bonds (Project Series 2011A), 5.250%, 01/01/2035	1,540,482
415,000	DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 03/01/2036	421,968
1,000,000	Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 02/15/2037	1,010,760
875,000	Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2025	823,515
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$625,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2037	$539,825
3,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2013A), 5.000%, 01/01/2038	3,392,610
460,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.000%, 08/01/2025	521,764
1,500,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.500%, 06/15/2050	1,677,645
2,200,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.000%, 06/01/2028	2,686,618
2,000,000		University of Illinois, Auxiliary Facilities System Revenue Bonds (Series 2011A), 5.500%, 04/01/2031	2,321,020
		TOTAL	17,401,478
		Indiana—1.8%
2,500,000		Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue Bonds (Series 2005), 5.250%, 11/15/2035	2,572,325
1,415,000		Indiana State Finance Authority, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.000%, 10/01/2021	1,766,642
1,415,000		Indiana State Finance Authority, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.000%, 10/01/2029	1,660,913
1,095,000		Indiana State Finance Authority, (Ohio Valley Electric Corp.), Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.000%, 06/01/2032	1,173,818
2,128,470	[1,2]	St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 02/15/2034	238,133
2,500,000		Whiting, IN Environmental Facilities, (BP PLC), Revenue Bonds (Series 2009), 5.250%, 01/01/2021	3,103,075
		TOTAL	10,514,906
		Iowa—0.4%
1,035,000		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.500%, 11/15/2037	716,986
2,000,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.375%, 06/01/2038	1,918,840
		TOTAL	2,635,826
		Kansas—0.5%
2,605,000		Kansas State Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2009D), 5.000%, 11/15/2029	2,945,031
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Kentucky—0.7%
$1,500,000	Kentucky Turnpike Authority, Economic Development Road Revenue & Revenue Refunding Bonds (Series 2011A), 5.000%, 07/01/2019	$1,841,010
2,000,000	Louisville & Jefferson County, KY Metropolitan Government, (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.000%, 12/01/2035	2,259,960
	TOTAL	4,100,970
	Louisiana—0.2%
750,000	Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.000%, 07/01/2036	842,115
470,000	St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	518,932
	TOTAL	1,361,047
	Maine—0.2%
900,000	Maine Health & Higher Educational Facilities Authority, (Maine General Medical Center), Revenue Bonds (Series 2011), 6.750%, 07/01/2041	1,089,126
	Maryland—0.4%
530,000	Maryland State Economic Development Corp., (CONSOL Energy, Inc.), Port Facilities Refunding Revenue Bonds (Series 2010), 5.750%, 09/01/2025	591,824
925,000	Maryland State EDC, (Ports America Chesapeake, Inc.), Revenue Bonds (Series B), 5.750%, 06/01/2035	1,054,898
500,000	Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.000%, 05/01/2035	520,630
	TOTAL	2,167,352
	Massachusetts—1.6%
665,000	Massachusetts Development Finance Agency, (Covanta Energy Corp.), Resource Recovery Refunding Revenue Bonds (Series 2012B), 4.875%, 11/01/2042	673,978
3,195,000	Massachusetts HEFA, (Northeastern University), Revenue Bonds (Series 2010A), 5.000%, 10/01/2025	3,732,782
4,000,000	Massachusetts School Building Authority, Sales Tax Revenue Refunding Bonds (Series 2012A), 5.000%, 08/15/2022	5,108,480
	TOTAL	9,515,240
	Michigan—1.3%
2,500,000	Michigan State Hospital Finance Authority, (Henry Ford Health System, MI), Refunding Revenue Bonds (Series 2006A), 5.250%, 11/15/2032	2,678,075
1,000,000	Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%, 11/01/2013	1,025,640
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$1,000,000		Michigan Strategic Fund, (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.250%, 10/15/2026	$1,175,660
1,500,000		Saginaw, MI Hospital Finance Authority, (Covenant Medical Center, Inc.), Hospital Revenue Refunding Bonds (Series 2010H), 5.000%, 07/01/2030	1,610,010
1,000,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.000%, 12/01/2021	1,213,740
		TOTAL	7,703,125
		Missouri—0.3%
1,500,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2004A), 5.250%, (United States Treasury PRF 6/1/2014@100), 12/01/2019	1,579,380
		Nebraska—0.4%
2,000,000		Central Plains Energy Project, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.000%, (Goldman Sachs & Co. GTD), 09/01/2042	2,163,040
		Nevada—0.7%
485,000		Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005), 5.000%, 08/01/2025	398,355
3,000,000		Nevada State, Capital Improvement & Cultural LT GO Bonds (Series 2013D-1), 5.000%, 03/01/2022	3,758,370
		TOTAL	4,156,725
		New Jersey—2.2%
2,000,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.000%, 06/15/2020	2,367,640
600,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.000%, 06/15/2023	710,016
1,580,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Revenue Bonds (Series 2004), 5.750%, (United States Treasury PRF 6/15/2014@100), 06/15/2029	1,676,870
1,000,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation Program Bonds (Series 2012AA), 5.000%, 06/15/2022	1,227,040
1,200,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2011A), 6.000%, 06/15/2035	1,465,572
2,125,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.000%, 01/01/2027	2,491,307
3,050,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, (United States Treasury PRF 6/1/2013@100), 06/01/2041	3,067,751
		TOTAL	13,006,196
		New Mexico—0.1%
500,000	[3,4]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023	498,400
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—4.5%
$2,000,000	Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375%, 07/15/2043	$2,387,700
2,000,000	Erie County, NY IDA, (Buffalo, NY City School District), School Facility Refunding Revenue Bonds (Series 2011B), 5.000%, 05/01/2020	2,459,740
1,500,000	Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.750%, 02/15/2047	1,780,875
3,000,000	Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2013A), 5.000%, 11/15/2038	3,394,500
4,000,000	New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), (FGIC INS), 2.798%, 03/01/2021	3,901,040
5,000,000	New York City, NY, UT GO Bonds (Series 2009E-1), 5.250%, 10/15/2017	5,966,600
2,500,000	New York Liberty Development Corporation, (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.750%, 11/15/2051	2,964,900
1,250,000	New York State Thruway Authority, (New York State Thruway Authority—General Revenue ), General Revenue Bonds (Series 2012I), 5.000%, 01/01/2037	1,410,037
2,000,000	New York State, UT GO Bonds (Series 2011A), 5.000%, 02/15/2020	2,504,820
	TOTAL	26,770,212
	North Carolina—0.6%
2,000,000	North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue Bonds (Series 2005A), 5.650%, 10/01/2025	1,994,080
1,535,000	North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.250%, 01/01/2020	1,790,593
	TOTAL	3,784,673
	Ohio—2.6%
2,850,000	American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2008A), 5.000%, 02/15/2016	3,171,081
1,680,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.500%, 06/01/2047	1,624,123
1,000,000	Cleveland, OH Airport System, Revenue Bonds (Series 2012A), 5.000%, 01/01/2031	1,117,630
2,335,000	JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.000%, 01/01/2038	2,646,746
1,000,000	Lorain County, OH Port Authority, (United States Steel Corp.), Recovery Zone Facility Revenue Bonds (Series 2010), 6.750%, 12/01/2040	1,114,310
1,000,000	Lucas County, OH, (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), 6.000%, 11/15/2041	1,214,470
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$640,000	Muskingum County, OH, (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 02/15/2027	$675,981
2,545,000	Ohio State Air Quality Development Authority, (FirstEnergy Solutions Corp.), Revenue Bonds (Series 2009A), 5.700%, 08/01/2020	3,031,629
375,000	Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/01/2023	389,190
400,000	Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	519,800
	TOTAL	15,504,960
	Oklahoma—0.2%
1,000,000	Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), 7.250%, 11/01/2045	1,129,360
	Pennsylvania—3.7%
1,300,000	Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.500%, 11/01/2016	1,359,904
2,785,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.000%, 05/01/2042	2,974,268
1,000,000	Chester County, PA IDA, (Collegium Charter School), Revenue Bonds (Series 2012A), 5.250%, 10/15/2032	1,009,630
1,250,000	Commonwealth Financing Authority of PA, (Commonwealth of Pennsylvania), Revenue Bonds (Series 2013A-2), 5.000%, 06/01/2030	1,444,275
2,120,000	Montgomery County, PA Higher Education & Health Authority Hospital, (Dickinson College), Revenue Bonds (Series 2006FF1), 5.000%, (CIFG Assurance NA INS), 05/01/2028	2,332,276
1,000,000	Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.250%, 08/15/2024	1,118,060
2,500,000	Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.500%, 08/15/2035	2,733,175
250,000	Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds (Series 2003AA1), 5.000%, (United States Treasury PRF 11/1/2013@100), 11/01/2026	255,830
500,000	Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds (Series AA), 5.500%, (United States Treasury PRF 11/1/2013@100), 11/01/2022	513,175
3,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009D), 5.500%, 12/01/2041	3,374,520
500,000	Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 07/01/2035	508,395
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,110,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625%, 07/01/2042	$1,203,773
3,000,000	Philadelphia, PA Water & Wastewater System, Refunding Revenue Bonds (Series 2012), 5.000%, 11/01/2027	3,559,260
	TOTAL	22,386,541
	Puerto Rico—0.5%
850,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, (Inter American University of Puerto Rico), Higher Education Revenue Refunding Bonds, 5.000%, 10/01/2019	951,600
2,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate Series 2010A), 5.500%, 08/01/2037	2,111,640
	TOTAL	3,063,240
	South Carolina—0.5%
2,200,000	Georgetown County, SC Environmental Improvements, (International Paper Co.), Refunding Revenue Bonds, 5.700%, 04/01/2014	2,283,710
710,000	Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.450%, 12/01/2037	711,654
	TOTAL	2,995,364
	Tennessee—0.2%
1,280,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.250%, (Goldman Sachs & Co. GTD), 09/01/2023	1,515,520
	Texas—5.3%
2,065,000	Bexar County, TX HFDC, (Army Retirement Residence Foundation), Refunding Revenue Bonds (Series 2007), 5.000%, 07/01/2033	2,149,108
2,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.250%, 01/01/2046	2,362,600
500,000	Clifton Higher Education Finance Corporation, TX, (Idea Public Schools ), Education Revenue Bonds (Series 2012), 5.000%, 08/15/2042	540,065
2,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.000%, 11/01/2035	2,214,540
1,000,000	Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, 09/01/2034	1,046,450
3,570,000	Harris County, TX Cultural Education Facilities Finance Corp., (Methodist Hospital, Harris County, TX), Revenue Bonds (Series 2008B), 5.250%, 12/01/2016	4,121,993
5,000,000	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012F), 5.000%, 11/15/2033	5,809,850
265,000	Houston, TX Higher Education Finance Corp., (Cosmos Foundation, Inc. ), Education Revenue Bonds (Series 2011A), 6.875%, 05/15/2041	335,715
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$2,600,000	Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2013), 5.000%, 05/15/2024	$3,125,772
1,665,000	North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.000%, 01/01/2038	1,839,892
2,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125%, 05/15/2037	2,019,200
2,965,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.250%, (Merrill Lynch & Co., Inc. GTD), 12/15/2026	3,489,093
2,170,000	Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.300%, 07/01/2034	2,337,698
	TOTAL	31,391,976
	Virginia—2.0%
1,000,000	Chesapeake, VA, (Chesapeake, VA Transportation System), Senior Toll Road Revenue Bonds (Series 2012A), 5.000%, 07/15/2047	1,070,950
2,035,000	Route 460 Funding Corporation of Virginia, Toll Road Senior Lien Revenue Bonds (Series 2012), 5.000%, 07/01/2052	2,173,604
4,485,000	Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, (United States Agency PRF 6/1/2015@100), 06/01/2037	4,969,828
2,400,000	Virginia College Building Authority, (Public Higher Education Financing Program), Educational Facilities Revenue Bonds (Series 2012B), 4.000%, 09/01/2026	2,690,952
1,170,000	Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Revenue Refunding Bonds (Series 2003), 6.000%, 04/01/2033	1,183,888
	TOTAL	12,089,222
	Washington—1.0%
3,650,000	Port of Tacoma, WA, LT GO Bonds (Series 2008A), 5.000%, (Assured Guaranty Municipal Corp. INS), 12/01/2030	4,135,121
1,615,000	Washington State Health Care Facilities Authority, (Kadlec Regional Medical Center), Revenue Bonds (Series 2012), 5.000%, 12/01/2042	1,678,922
	TOTAL	5,814,043
	West Virginia—0.2%
1,000,000	Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 06/01/2034	1,032,310
	Wisconsin—0.9%
4,665,000	Wisconsin State General Fund Appropriation, (Wisconsin State), Revenue Bonds (Series 2009A), 5.750%, 05/01/2033	5,568,331
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Wyoming—0.2%
$1,250,000	Laramie County, WY, (Cheyenne Regional Medical Center), Hospital Revenue Bonds (Series 2012), 5.000%, 05/01/2037	$1,373,475
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $291,436,787)	310,469,891
	SHORT-TERM MUNCIPALS—2.8%[5]
	Florida—0.8%
5,050,000	Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs, (Bank of America N.A. LOC), 0.22%, 5/1/2013	5,050,000
	New York—0.7%
4,000,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2008 Series BB-2) Daily VRDNs, (Bank of America N.A. LIQ), 0.21%, 5/1/2013	4,000,000
	Ohio—0.5%
2,700,000	Montgomery County, OH, (Series 2011B) Daily VRDNs (Miami Valley Hospital), (JPMorgan Chase Bank, N.A. LIQ), 0.17%, 5/1/2013	2,700,000
	Pennsylvania—0.2%
900,000	Luzerne County, PA, (Series A of 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS, JPMorgan Chase Bank, N.A. LIQ), 0.65%, 5/2/2013	900,000
450,000	Pittsburgh, PA Water & Sewer Authority, (Series B-1 of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS, JPMorgan Chase Bank, N.A. LIQ), 0.35%, 5/2/2013	450,000
	TOTAL	1,350,000
	Texas—0.6%
3,500,000	Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Daily VRDNs (Dallas Center for the Performing Arts Foundation, Inc.), (Bank of America N.A. LOC), 0.21%, 5/1/2013	3,500,000
	TOTAL SHORT-TERM MUNCIPALS (AT AMORTIZED COST)	16,600,000
	TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $522,538,623)[6]	592,468,647
	OTHER ASSETS AND LIABILITIES - NET—0.7%[7]	3,891,539
	TOTAL NET ASSETS—100%	$596,360,186
At April 30, 2013, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1]United States 10-Year Short Futures	40	$5,334,375	June 2013	$(68,215)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

At April 30, 2013, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Non-income producing security.
2	Security in default.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2013, this restricted security amounted to $498,400, which represented 0.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2013, this liquid restricted security amounted to $498,400, which represented 0.1% of total net assets.
5	Current rate and next reset date shown for Variable Rate Demand Notes.
6	The cost of investments for federal tax purposes amounts to $522,456,777.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$177,480,654	$—	$—	$177,480,654
International	87,918,102	—	—	87,918,102
Debt Securities:
Municipal Bonds	—	310,469,891	—	310,469,891
Short-Term Municipals	—	16,600,000	—	16,600,000
TOTAL SECURITIES	$265,398,756	$327,069,891	$—	$592,468,647
OTHER FINANCIAL INSTRUMENTS*	$(68,215)	$—	$—	$(68,215)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CDA	—Community Development Administration
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDRBs	—Economic Development Revenue Bonds
FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDFA	—Industrial Development Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
RACs	—Revenue Anticipation Certificates
SID	—Special Improvement District
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.69	$10.75	$10.52	$9.95	$9.46	$12.08
Income From Investment Operations:
Net investment income	0.23	0.42	0.42	0.34	0.34	0.39
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.56	0.94	0.24	0.56	0.49	(2.27)
TOTAL FROM INVESTMENT OPERATIONS	0.79	1.36	0.66	0.90	0.83	(1.88)
Less Distributions:
Distributions from net investment income	(0.24)	(0.42)	(0.43)	(0.33)	(0.34)	(0.39)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	—	—	—	—	(0.35)
TOTAL DISTRIBUTIONS	(0.24)	(0.42)	(0.43)	(0.33)	(0.34)	(0.74)
Net Asset Value, End of Period	$12.24	$11.69	$10.75	$10.52	$9.95	$9.46
Total Return[1]	6.85%	12.87%	6.46%	9.19%	9.07%	(16.39)%
Ratios to Average Net Assets:
Net expenses	1.00%[2]	1.00%	1.00%[3]	1.00%[3]	1.00%[3]	1.00%[3]
Net investment income	3.86%[2]	3.73%	4.01%	3.23%	3.60%	3.47%
Expense waiver/reimbursement[4]	0.44%[2]	0.46%	0.48%	0.45%	0.47%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$348,812	$303,053	$267,566	$348,191	$384,555	$404,311
Portfolio turnover	13%	24%	34%	72%	80%	87%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.00%, 1.00%, 0.98% and 1.00% for the years ended October 31, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.68	$10.75	$10.51	$9.94	$9.46	$12.07
Income From Investment Operations:
Net investment income	0.19	0.34	0.34	0.26	0.27	0.30
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.56	0.92	0.25	0.56	0.48	(2.25)
TOTAL FROM INVESTMENT OPERATIONS	0.75	1.26	0.59	0.82	0.75	(1.95)
Less Distributions:
Distributions from net investment income	(0.19)	(0.33)	(0.35)	(0.25)	(0.27)	(0.31)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	—	—	—	—	(0.35)
TOTAL DISTRIBUTIONS	(0.19)	(0.33)	(0.35)	(0.25)	(0.27)	(0.66)
Net Asset Value, End of Period	$12.24	$11.68	$10.75	$10.51	$9.94	$9.46
Total Return[1]	6.54%	11.93%	5.76%	8.37%	8.14%	(16.95)%
Ratios to Average Net Assets:
Net expenses	1.75%[2]	1.75%	1.75%[3]	1.75%[3]	1.75%[3]	1.75%[3]
Net investment income	3.16%[2]	2.99%	3.25%	2.48%	2.85%	2.72%
Expense waiver/reimbursement[4]	0.44%[2]	0.46%	0.48%	0.45%	0.47%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,451	$34,930	$43,675	$50,781	$55,826	$59,324
Portfolio turnover	13%	24%	34%	72%	80%	87%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.75%, 1.75%, 1.73% and 1.75% for the years ended October 31, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.68	$10.75	$10.51	$9.94	$9.46	$12.07
Income From Investment Operations:
Net investment income	0.18	0.34	0.34	0.26	0.27	0.30
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.57	0.93	0.25	0.56	0.48	(2.25)
TOTAL FROM INVESTMENT OPERATIONS	0.75	1.27	0.59	0.82	0.75	(1.95)
Less Distributions:
Distributions from net investment income	(0.20)	(0.34)	(0.35)	(0.25)	(0.27)	(0.31)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	—	—	—	—	(0.35)
TOTAL DISTRIBUTIONS	(0.20)	(0.34)	(0.35)	(0.25)	(0.27)	(0.66)
Net Asset Value, End of Period	$12.23	$11.68	$10.75	$10.51	$9.94	$9.46
Total Return[1]	6.46%	11.94%	5.76%	8.37%	8.15%	(16.95)%
Ratios to Average Net Assets:
Net expenses	1.75%[2]	1.75%	1.75%[3]	1.75%[3]	1.75%[3]	1.75%[3]
Net investment income	3.09%[2]	2.98%	3.25%	2.48%	2.86%	2.72%
Expense waiver/reimbursement[4]	0.44%[2]	0.46%	0.48%	0.45%	0.47%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$127,287	$105,994	$86,120	$101,822	$113,830	$122,165
Portfolio turnover	13%	24%	34%	72%	80%	87%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.75%, 1.75%, 1.73% and 1.75% for the years ended October 31, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.69	$10.75	$10.52	$9.95	$9.46	$12.08
Income From Investment Operations:
Net investment income	0.23	0.43	0.42	0.33	0.35	0.39
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.56	0.93	0.24	0.57	0.49	(2.26)
TOTAL FROM INVESTMENT OPERATIONS	0.79	1.36	0.66	0.90	0.84	(1.87)
Less Distributions:
Distributions from net investment income	(0.24)	(0.42)	(0.43)	(0.33)	(0.35)	(0.40)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	—	—	—	—	(0.35)
TOTAL DISTRIBUTIONS	(0.24)	(0.42)	(0.43)	(0.33)	(0.35)	(0.75)
Net Asset Value, End of Period	$12.24	$11.69	$10.75	$10.52	$9.95	$9.46
Total Return[1]	6.85%	12.87%	6.45%	9.21%	9.20%	(16.32)%
Ratios to Average Net Assets:
Net expenses	1.00%[2]	1.00%	1.00%[3]	0.99%[3]	0.89%[3]	0.92%[3]
Net investment income	3.79%[2]	3.71%	4.00%	3.24%	3.70%	3.58%
Expense waiver/reimbursement[4]	0.45%[2]	0.46%	0.48%	0.45%	0.47%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$54,320	$36,638	$18,876	$18,299	$16,032	$13,588
Portfolio turnover	13%	24%	34%	72%	80%	87%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.00%, 0.99%, 0.87% and 0.92% for the years ended October 31, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended 10/31/2012	Period Ended 10/31/2011[1]
Net Asset Value, Beginning of Period	$11.68	$10.75	$10.29
Income From Investment Operations:
Net investment income	0.24	0.44	0.34
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	0.57	0.94	0.48
TOTAL FROM INVESTMENT OPERATIONS	0.81	1.38	0.82
Less Distributions:
Distributions from net investment income	(0.25)	(0.45)	(0.36)
Net Asset Value, End of Period	$12.24	$11.68	$10.75
Total Return[2]	7.07%	13.05%	8.05%
Ratios to Average Net Assets:
Net expenses	0.75%[3]	0.75%	0.75%[3,4]
Net investment income	4.01%[3]	3.90%	4.14%[3]
Expense waiver/reimbursement[5]	0.44%[3]	0.46%	0.51%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$33,490	$20,514	$3,149
Portfolio turnover	13%	24%	34%[6]
1	Reflect operations for the period from December 29, 2010 (date of initial investment) to October 31, 2011.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.75% for the period ended October 31, 2011, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2011.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2013 (unaudited)
Assets:
Total investment in securities, at value (identified cost $522,538,623)		$592,468,647
Cash		32,378
Cash denominated in foreign currencies (identified cost $3,811)		3,811
Restricted cash (Note 2)		44,000
Income receivable		4,998,955
Receivable for investments sold		4,735,473
Receivable for shares sold		2,966,743
Receivable for daily variation margin		3,750
TOTAL ASSETS		605,253,757
Liabilities:
Payable for investments purchased	$8,207,509
Payable for shares redeemed	291,316
Payable for shareholder services fee (Note 5)	177,704
Payable for distribution services fee (Note 5)	96,274
Payable for Directors'/Trustees' fees (Note 5)	487
Accrued expenses (Note 5)	120,281
TOTAL LIABILITIES		8,893,571
Net assets for 48,727,323 shares outstanding		$596,360,186
Net Assets Consist of:
Paid-in capital		$586,656,586
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		69,862,488
Accumulated net realized loss on investments, futures contracts, swap contracts, written options and foreign currency transactions		(60,137,884)
Distributions in excess of net investment income		(21,004)
TOTAL NET ASSETS		$596,360,186
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($348,812,055 ÷ 28,496,004 shares outstanding), no par value, unlimited shares authorized	$12.24
Offering price per share (100/94.50 of $12.24)	$12.95
Redemption proceeds per share	$12.24
Class B Shares:
Net asset value per share ($32,450,594 ÷ 2,652,232 shares outstanding), no par value, unlimited shares authorized	$12.24
Offering price per share	$12.24
Redemption proceeds per share (94.50/100 of $12.24)	$11.57
Class C Shares:
Net asset value per share ($127,287,288 ÷ 10,404,745 shares outstanding), no par value, unlimited shares authorized	$12.23
Offering price per share	$12.23
Redemption proceeds per share (99.00/100 of $12.23)	$12.11
Class F Shares:
Net asset value per share ($54,319,809 ÷ 4,437,628 shares outstanding), no par value, unlimited shares authorized	$12.24
Offering price per share (100/99.00 of $12.24)	$12.36
Redemption proceeds per share (99.00/100 of $12.24)	$12.12
Institutional Shares:
Net asset value per share ($33,490,440 ÷ 2,736,714 shares outstanding), no par value, unlimited shares authorized	$12.24
Offering price per share	$12.24
Redemption proceeds per share	$12.24
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2013 (unaudited)
Investment Income:
Interest			$6,112,687
Dividends (net of foreign taxes withheld of $198,607)			6,830,005
TOTAL INCOME			12,942,692
Expenses:
Investment adviser fee (Note 5)		$2,664,976
Administrative fee (Note 5)		207,864
Custodian fees		13,899
Transfer and dividend disbursing agent fees and expenses		155,367
Directors'/Trustees' fees (Note 5)		1,229
Auditing fees		13,195
Legal fees		5,176
Portfolio accounting fees		72,188
Distribution services fee (Note 5)		547,312
Shareholder services fee (Note 5)		634,356
Account administration fee (Note 2)		485
Share registration costs		36,310
Printing and postage		19,016
Insurance premiums (Note 5)		2,346
Miscellaneous (Note 5)		3,264
TOTAL EXPENSES		4,376,983
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(1,183,039)
Waiver of distribution services fee	(370)
Reimbursement of shareholder services fee	(300)
TOTAL WAIVERS AND REIMBURSEMENT		(1,183,709)
Net expenses			3,193,274
Net investment income			9,749,418
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			4,537,080
Net realized loss on futures contracts			(28,166)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			22,061,834
Net change in unrealized depreciation of futures contracts			(55,339)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			26,515,409
Change in net assets resulting from operations			$36,264,827
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2013	Year Ended 10/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,749,418	$15,996,509
Net realized gain on investments, futures contracts and foreign currency transactions	4,508,914	9,214,099
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	22,006,495	27,394,097
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	36,264,827	52,604,705
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,450,892)	(10,651,026)
Class B Shares	(545,086)	(1,137,646)
Class C Shares	(1,872,018)	(2,815,242)
Class F Shares	(890,564)	(980,573)
Institutional Shares	(533,426)	(337,921)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,291,986)	(15,922,408)
Share Transactions:
Proceeds from sale of shares	113,053,101	132,210,494
Net asset value of shares issued to shareholders in payment of distributions declared	9,308,648	14,334,647
Cost of shares redeemed	(53,104,449)	(101,484,061)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	69,257,300	45,061,080
Change in net assets	95,230,141	81,743,377
Net Assets:
Beginning of period	501,130,045	419,386,668
End of period (including undistributed (distributions in excess of) net investment income of $(21,004) and $521,564, respectively)	$596,360,186	$501,130,045
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2013 (unaudited)
1. Organization
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Muni and Stock Advantage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide tax-advantaged income with a secondary objective of capital appreciation.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of a security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Semi-Annual Shareholder Report

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
Semi-Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares may bear account administration fees, distribution services fees and shareholder services fees unique to those classes. For the six months ended April 30, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$263
Class C Shares	57
Class F Shares	165
TOTAL	$485
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund
Semi-Annual Shareholder Report

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of futures contracts held by the Fund throughout the period was $1,991,362. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2013, the Fund had no outstanding foreign exchange contracts.
Semi-Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund may buy or sell put and call options to maintain flexibility, produce income or hedge. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At April 30, 2013, the Fund had no outstanding written options contracts.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
Semi-Annual Shareholder Report

transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$(68,215)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$(28,166)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$(55,339)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Semi-Annual Shareholder Report

3. Shares of Beneficial Interest
The following tables summarize share activity:
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,857,773	$57,533,568	6,025,748	$68,536,525
Shares issued to shareholders in payment of distributions declared	518,788	6,113,493	876,714	9,883,094
Shares redeemed	(2,814,091)	(33,257,111)	(5,852,981)	(66,260,270)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,562,470	$30,389,950	1,049,481	$12,159,349
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	196,665	$2,332,203	293,789	$3,356,166
Shares issued to shareholders in payment of distributions declared	41,985	493,738	90,940	1,021,023
Shares redeemed	(576,842)	(6,810,271)	(1,458,081)	(16,349,011)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(338,192)	$(3,984,330)	(1,073,352)	$(11,971,822)
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,931,086	$22,882,360	2,175,645	$24,800,505
Shares issued to shareholders in payment of distributions declared	124,136	1,461,127	193,667	2,182,354
Shares redeemed	(725,838)	(8,588,992)	(1,307,260)	(14,732,759)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,329,384	$15,754,495	1,062,052	$12,250,100
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,361,711	$16,128,744	1,536,310	$17,504,370
Shares issued to shareholders in payment of distributions declared	74,735	881,486	84,546	957,328
Shares redeemed	(134,175)	(1,578,020)	(241,020)	(2,713,031)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	1,302,271	$15,432,210	1,379,836	$15,748,667
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,192,721	$14,176,226	1,561,762	$18,012,928
Shares issued to shareholders in payment of distributions declared	30,388	358,804	25,523	290,848
Shares redeemed	(242,413)	(2,870,055)	(124,233)	(1,428,990)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	980,696	$11,664,975	1,463,052	$16,874,786
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,836,629	$69,257,300	3,881,069	$45,061,080
4. Federal Tax Information
At April 30, 2013, the cost of investments for federal tax purposes was $522,456,777. The net unrealized appreciation of investments for federal tax purposes excluding futures contracts was $70,011,870. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $78,549,092 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,537,222.
At October 31, 2012, the Fund had a capital loss carryforward of $63,785,134 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforward and expiration year:
Expiration Year	Short-Term	Long-Term	Total
2017	$63,785,134	NA	$63,785,134
5. Investment Adviser Fee and Other Transactions With Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, the Adviser voluntarily waived $1,183,039 of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2013, the Sub-Adviser earned a fee of $311,235.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$122,424	$—
Class C Shares	424,888	(370)
TOTAL	$547,312	$(370)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2013, FSC retained $157,941 of fees paid by the Fund. For the six months ended April 30, 2013, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2013, FSC retained $122,670 in sales charges from the sale of Class A Shares and $445 from the sale of Class F Shares. FSC also retained $5,926 of CDSC relating to redemptions of Class B Shares, $6,264 relating to redemptions of Class C Shares and $4,696 relating to redemptions of Class F Shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$396,979	$—
Class B Shares	40,808	—
Class C Shares	141,573	—
Class F Shares	54,996	(300)
TOTAL	$634,356	$(300)
For the six months ended April 30, 2013, FSSC received $18,167 of Service Fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.00%, 1.75%, 1.75%, 1.00% and 0.75% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $24,068,746 and $29,950,000, respectively.
Semi-Annual Shareholder Report

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended April 30, 2013, were as follows:
Purchases	$129,472,942
Sales	$66,265,637
7. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2013, there were no outstanding loans. During the six months ended April 30, 2013, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2013, there were no outstanding loans. During the six months ended April 30, 2013, the program was not utilized.
9. SUBSEQUENT EVENTS
Effective June 24, 2013, the Adviser has agreed to contractually reduce the management fee from 1.00% to 0.75%.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events have occurred that require disclosure.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,068.50	$5.13
Class B Shares	$1,000	$1,065.40	$8.96
Class C Shares	$1,000	$1,064.60	$8.96
Class F Shares	$1,000	$1,068.50	$5.13
Institutional Shares	$1,000	$1,070.70	$3.85
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.84	$5.01
Class B Shares	$1,000	$1,016.12	$8.75
Class C Shares	$1,000	$1,016.12	$8.75
Class F Shares	$1,000	$1,019.84	$5.01
Institutional Shares	$1,000	$1,021.08	$3.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.00%
Class B Shares	1.75%
Class C Shares	1.75%
Class F Shares	1.00%
Institutional Shares	0.75%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
federated muni and stock advantage fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated
Semi-Annual Shareholder Report

funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
Semi-Annual Shareholder Report

It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Muni and Stock Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C837
CUSIP 31420C829
CUSIP 31420C811
CUSIP 31420C720
CUSIP 31420C654
30216 (6/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 19, 2013